UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22725

Priority Income Fund, Inc.
(Name of Registrant)

10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Priority Income Fund, Inc. (the “Company”) to be redeemed:

6.375% Series L Term Preferred Stock Due 2029 (CUSIP: 74274W756) (the “Series L Preferred Shares”).

(2)                                 The Company intends for the securities to be called or redeemed no earlier than on the following date (the “Redemption Date”):

October 14, 2026

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series L Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Company’s Articles Supplementary, dated as of June 28, 2018 (the “Articles Supplementary”), as modified, amended and supplemented by Appendix L thereto, dated as of February 22, 2022.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Articles Supplementary, the Company intends to redeem all of the outstanding Series L Preferred Shares at a price of $25 per Series L Preferred Share, plus accrued but unpaid dividends per Series L Preferred Share from October 1, 2026. The dividends on the Series L Preferred Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of September, 2026.

PRIORITY INCOME FUND, INC.

By: /s/ M. Grier Eliasek
Name: M. Grier Eliasek
Title: Chief Executive Officer and President